Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Preferred Stock (Q2) (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	0
Preferred stock, par value (usd per share)	$ 0.000005	$ 0.000005
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0